Significant Accounting Policies - Additional Information (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($) segment shares	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)
Significant Accounting Policies
Cash equivalents | $	$ 0		$ 0	$ 0
Change in the fair value of warrant liabilities | $	$ 4,178	$ 0	$ (54,312)	0
Incremental common shares (in shares)	19,598,273		6,735,530
Term of contract	10 months		10 months
Number of reportable segment | segment	1
Number of operating segment | segment	1
Common stock purchase warrants
Significant Accounting Policies
Warrants issued (in shares)	13,813,000
Incremental common shares (in shares)	13,813,000
Placement Agent Warrants
Significant Accounting Policies
Warrants issued (in shares)	690,650
Incremental common shares (in shares)	690,650
Public Warrants
Significant Accounting Policies
Warrants issued (in shares)	5,094,623		5,899,975
Incremental common shares (in shares)	5,094,623
Private placement warrants
Significant Accounting Policies
Warrants issued (in shares)	835,555		835,555
Chief Executive Officer
Significant Accounting Policies
Franchise tax, penalties and interest | $	$ 60,500	$ 37,500	$ 202,833	$ 150,000